Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Other Current Liabilities
NOTE 14	Other Current Liabilities

Significant components of other current liabilities at December 31 are summarized as follows:

(in thousands)	2012	2011
Accrued expenses	$30,963	40,141
Deferred revenues	29,101	29,707
Accrued income taxes	10,936	5,731
Client postage deposits	4,228	3,562
Transaction processing provisions	1,816	5,382
Dividends payable	729	18,913
Other	22,509	22,427

Total	$100,282	125,863